Segment information - Segment assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Segment information
Total assets	$ 298,048	$ 256,379
Total liabilities	195,227	146,067
Discontinued operations
Segment information
Total assets	10	17
Total liabilities	1,265	1,277
Operating segments
Segment information
Total assets	284,930	242,841
Total liabilities	196,564	150,375
Intersegment eliminations
Segment information
Total assets	(3,206)	(6,087)
Total liabilities	(3,206)	(6,085)
Unallocated items
Segment information
Total assets	16,314	19,608
Total liabilities	604	500
Digital Assets Services and Solutions | Operating segments
Segment information
Total assets	215,053	167,574
Total liabilities	180,329	132,379
Marketing and Enterprise Solutions | Operating segments
Segment information
Total assets	69,877	75,267
Total liabilities	$ 16,235	$ 17,996